Ordinary Shares - Additional Information (Details)	12 Months Ended
	Apr. 30, 2019 USD ($) shares	Apr. 30, 2019 € / shares	Oct. 31, 2018 shares	Sep. 30, 2018 € / shares shares	Apr. 30, 2018 shares
Class Of Stock [Line Items]
Ordinary shares, shares authorized | shares	165,000,000		72,000,000	72,000,000
Par value of shares issued		€ 0.01		€ 0.001
Ordinary shares, voting rights	One vote per ordinary share
Dividends declared | $	$ 0
Ordinary Shares
Class Of Stock [Line Items]
Number of shares unvested | shares	0				148,630
Minimum
Class Of Stock [Line Items]
Par value of shares issued		0.001
Maximum
Class Of Stock [Line Items]
Par value of shares issued		€ 0.01